Note 14 - Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Comprehensive Income (Loss) Note [Text Block]

Note 14: Other Comprehensive Income (Loss)

The following table lists the beginning balance, yearly activity and ending balance of each component of "Accumulated other comprehensive loss, net" (in thousands):

	Unrealized Gains (Losses) On Securities	Adjustments For Pension Plans	Total Accumulated Other Comprehensive Loss, Net
Balance January 1, 2010	$744	$(14,927)	$(14,183)
2010 change	718	(1,652)	(934)
Balance December 31, 2010	1,462	(16,579)	(15,117)
2011 change	(627)	(7,754)	(8,381)
Balance December 31, 2011	835	(24,333)	(23,498)
2012 change	1,224	(1,644)	(420)
Balance December 31, 2012	$2,059	$(25,977)	$(23,918)

The $1.6 million change in adjustments for pension plans for 2012 is net of $1.1 million for the income tax effect of such adjustments.  The $1.2 million change in unrealized gains (losses) on securities is net of $1.2 million for the reclassification to current earnings of impairment of an equity security, as we deemed the impairment to be other-than-temporary. The 2012 change in unrealized gains (losses) on securities is also net of $0.3 million for the income tax effect of such adjustments, with some securities owned by our Mexican subsidiary.

See Note 2 for more information on our marketable securities and Note 8 for more information on our employee benefit plans.